Subsequent Events (Details) - Subsequent Events - A PRC-based entity ¥ in Millions	Jun. 26, 2019 CNY (¥)
Subsequent Events
Percentage of non-controlling interest acquired	8.00%
Aggregate purchase price	¥ 80